1933 Act File No. 33-46431
                                   1940 Act File No. 811-6607

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       X

   Pre-Effective Amendment No.         ...........

   Post-Effective Amendment No.  11 ..............       X

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X

   Amendment No.  14 .............................       X

                            DG INVESTOR SERIES

            (Exact Name of Registrant as Specified in Charter)

      Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire,
                        Federated Investors Tower,
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
    on June 28, 1996 pursuant to paragraph (b)
--
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
 X  75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X  filed the Notice required by that Rule on April 15, 1996; or
    intends to file the Notice required by that Rule on or about
               ; or
   ------------
    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.


Copies To:

Matthew G. Maloney, Esquire
Dickstein, Shapiro, Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037




                           CROSS-REFERENCE SHEET

     This Amendment to the Registration Statement of DG INVESTOR SERIES which consists of seven portfolios: (1) DG U.S. Government Money Market Fund, (2) DG Limited Term Government Income Fund, (3) DG Government Income Fund, (4) DG Equity Fund, (5) DG Municipal Income Fund, (6) DG Opportunity Fund and (7) DG Prime Money Market Fund, relates only to (7) DG Prime Money Market Fund and is comprised of the following:

PART A.   INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)
Item 1.   Cover Page...............(1-7) Cover Page.
Item 2.   Synopsis.................(1-6) Synopsis; (7) General Information;
                                   (1-7) Summary of Fund Expenses; (1-6)
                                   Financial Highlights.
Item 3.   Condensed Financial
          Information..............(1-7) Performance Information.
Item 4.   General Description of
          Registrant...............(1-6) Objectives and Policies of Each
                                   Fund;(7) Investment Information; (1-6)
                                   Portfolio Investments and Strategies;
                                   (1-6) Investment Limitations.
Item 5.   Management of the Fund...(1-6) DG Investor Series Information;(7)
                                   Trust Information; (1-6) Management of
                                   the Trust; (1-7) Distribution of Fund
                                   Shares; (1-6) Administration of the
                                   Funds;(7) Administration of the Fund;
                                   (6) Shareholder Services Plan; (1-7)
                                   Brokerage Transactions.
Item 6.   Capital Stock and Other
          Securities...............(1-6) Dividends and Distributions; (7)
                                   Dividends; (1,7) Capital Gains; (1-6)
                                   Shareholder Information; (7) Account &
                                   Shareholder Information; (1-7) Voting
                                   Rights; (1-7) Tax Information; (1-7)
                                   Federal Income Tax; (5) Additional Tax
                                   Information for Municipal Income Fund;
                                   (5) Other State and Local Taxes; (1-7)
                                   Effect of Banking Laws.
Item 7.   Purchase of Securities Being
          Offered..................(1-7) Net Asset Value; (1-6)  Investing
                                   in the Funds; (7) Investing in the Fund;
                                   (1-7) Share Purchases; (1-7) Minimum
                                   Investment Required; (1-7) What Shares
                                   Cost; (2-6) Reducing the Sales Charge;
                                   (1-7) Systematic Investment Program; (1-
                                   7) Certificates and Confirmations; (1-7)
                                   Exchanging Shares; (1-7) Exchange
                                   Privilege.
Item 8.   Redemption or Repurchase.(1-7) Redeeming Shares; (1-7) Through
                                   the Banks; (1-7) Systematic Withdrawal
                                   Program; (1-7) Accounts With Low
                                   Balances.
Item 9.   Pending Legal Proceedings     None.


PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page...............(1-7) Cover Page.
Item 11.  Table of Contents........(1-7) Table of Contents.
Item 12.  General Information and
          History .................(1-6) General Information About the
                                   Funds.
Item 13.  Investment Objectives and
          Policies.................(1-6) Investment Objective(s) and
                                   Policies; (7) Investment Policies; (4,6)
                                   Equity Fund and Opportunity Fund; (2,3)
                                   Limited Term Fund and Government Income
                                   Fund; (5) Municipal Income Fund; (1)
                                   Money Market Fund; (1-6) Investment
                                   Policies and Strategies; (1-7)
                                   Investment Limitations; (1,7) Regulatory
                                   Compliance.
Item 14.  Management of the Fund...(1-7) DG Investor Series Management.
Item 15.  Control Persons and Principal
          Holders of Securities....(1-7) Trust Ownership; (7) Share
                                   Ownership; (1-7) Trustees' Compensation;
                                   (1-7) Trustee Liability.
Item 16.  Investment Advisory and Other
          Services.................(1-7) Investment Advisory Services; (1-
                                   6) Adviser to the Funds; (7) Investment
                                   Adviser; (1-7) Advisory Fees; (2-6) Sub-
                                   Adviser to the Funds; (2-6) Sub-Advisory
                                   Fees; (1-7) Other Services; (1-6)
                                   Administration of the Trust; (1-6)
                                   Custodian; (7) Custodian & Portfolio
                                   Accountant; (1-6) Transfer Agent,
                                   Dividend Disbursing Agent and
                                   Shareholder Servicing Agent; (7)
                                   Transfer Agent; (1-6) Independent
                                   Auditors; (7) Independent Public
                                   Accountant.
Item 17.  Brokerage Allocation.....(1-7) Brokerage Transactions.
Item 18.  Capital Stock and Other
          Securities...............Not Applicable.
Item 19.  Purchase, Redemption and
          Pricing of Securities Being
          Offered..................(1-7) Purchasing Shares; (1-7)
                                   Conversion to Federal Funds; (1-7)
                                   Exchange Privilege; (1-7) Requirements
                                   for Exchange; (1-7) Making an Exchange;
                                   (1-7) Determining Net Asset Value; (2-
                                   4,6) Determining Market Value of
                                   Securities; (5) Valuing Municipal
                                   Securities; (1) Use of the Amortized
                                   Cost Method; (1-7) Redeeming Shares; (1-
                                   7) Redemption in Kind; (1-7)
                                   Massachusetts Partnership Law.
Item 20.  Tax Status...............(1-7) Tax Status (1-6) The Funds' Tax
                                   Status; (7) The Fund's Tax Status; (1-7)
                                   Shareholders' Tax Status;
Item 21.  Underwriters.............(1-5,7) Distribution Plan; (6)
                                   Distribution and Shareholder Services
                                   Plans;
Item 22.  Calculation of Performance
          Data.....................(1-7) Performance Comparisons; (1-7)
                                   Yield; (1,7) Effective Yield; (1-7)
                                   Total Return; (5) Tax-Equivalent Yield;
                                   (5) Tax-Equivalency Table.
Item 23.  Financial Statements.....(7) To be filed by amendment.
DG PRIME MONEY MARKET FUND
(A PORTFOLIO OF DG INVESTOR SERIES)

PROSPECTUS
The shares of DG Prime Money Market Fund (the `Fund'') offered by this prospectus represent interests in a portfolio of DG Investor Series (the `Trust''), an open-end management investment company (a mutual fund). The Fund invests in money market securities to provide current income consistent with stability of principal.
THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF DEPOSIT GUARANTY NATIONAL BANK, ARE NOT ENDORSED OR GUARANTEED BY DEPOSIT GUARANTY NATIONAL BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.
This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.
The Fund has also filed a Statement of Additional Information dated January
   , 1997, with the Securities and Exchange Commission (`SEC''). The
---
information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-530-7377. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
Prospectus dated January    , 1997
                         ---
TABLE OF CONTENTS

Table of Contents will be generated by the typesetter.


GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated February 7, 1992. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. Shares of the Fund are designed for retail and trust customers of Deposit Guaranty National Bank and its affiliates as a convenient means of participating in a professionally managed portfolio. A minimum initial investment of $1,000 is required, and subsequent investments must be in amounts of at least $50. The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.
INVESTMENT INFORMATION

INVESTMENT OBJECTIVE
The investment objective of the Fund is current income consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.


INVESTMENT POLICIES
The Fund pursues its investment objective by investing in a portfolio of money market securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
ACCEPTABLE INVESTMENTS. The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations (`NRSROs'') or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:
     odomestic issues of corporate debt obligations, including variable rate demand notes;
     ocommercial paper (including Canadian Commercial Paper and
      Europaper);
     ocertificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions (``Bank Instruments'');
     oshort-term credit facilities;
     oasset-backed securities;
     oobligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities; and
     oother money market instruments.
The Fund invests only in instruments denominated and payable in U.S.
dollars.


   VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See ``Demand Features.'' The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.
   BANK INSTRUMENTS. The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million, or insured by the Bank Insurance Fund (``BIF') or the Savings Association Insurance Fund (``SAIF'). Bank Instruments may include Eurodollar Certificates of Deposit (``ECDs'), Yankee Certificates of Deposit (``Yankee CDs') and Eurodollar Time Deposits (``ETDs'). The Fund will treat securities credit-enhanced with a bank's letter of credit as Bank Instruments.


   ASSET-BACKED SECURITIES. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interests in special purpose trusts, limited partnership interests, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominantly upon collections of the loans and receivables held by the issuer.
   SHORT-TERM CREDIT FACILITIES. The Fund may enter into, or acquire participations in, short-term borrowing arrangements with corporations, consisting of either a short-term revolving credit facility or a master note agreement payable upon demand. Under these arrangements, the borrower may reborrow funds during the term of the facility. The Fund treats any commitments to provide such advances as a standby commitment to purchase the borrower's notes.
REPURCHASE AGREEMENTS. Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.


CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price.
DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments (`demand features'') to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.


The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.
LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Fund's Trustees and will receive collateral at all times equal to at least 100% of the value of the securities loaned.
RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities including non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 10% of its net assets.


The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees of the Fund are quite liquid. The Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Fund's investment adviser, as liquid and not subject to the investment limitation applicable to illiquid securities.


CONCENTRATION OF INVESTMENTS. As a matter of policy which cannot be changed without shareholder approval, the Fund may invest 25% or more of its total assets in commercial paper issued by finance companies. The finance companies in which the Fund intends to invest can be divided into two categories, commercial finance companies and consumer finance companies. Commercial finance companies are principally engaged in lending to corporations or other businesses. Consumer finance companies are primarily engaged in lending to individuals. Captive finance companies or finance subsidiaries which exist to facilitate the marketing and financial activities of their parent will, for purposes of industry concentration, be classified in the industry of their parent's corporation. In addition, the Fund may invest 25% or more of the value of its total assets in instruments issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment. Concentrating investments in one industry may subject the Fund to more risk than if it did not concentrate.


INVESTMENT RISKS
ECDs, ETDs, Yankee CDs, Canadian Commercial Paper, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping, and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.
INVESTMENT LIMITATIONS
The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.


TRUST INFORMATION

MANAGEMENT OF THE TRUST
BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.
INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Deposit Guaranty National Bank, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.
ADVISORY FEES. The Fund's adviser receives an annual investment advisory fee equal to .50% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse the Fund for certain operating expenses. The adviser can terminate this voluntary waiver of its advisory fees at any time at its sole discretion.
ADVISER'S BACKGROUND. Deposit Guaranty National Bank (the `Bank''), a national banking association formed in 1925, is a subsidiary of Deposit Guaranty Corp. ("DGC"). Through its subsidiaries and affiliates, DGC offers a full range of financial services to the public, including commercial lending, depository services, cash management, brokerage services, retail banking, mortgage banking, investment advisory services and trust services. As of December 31, 1996, the Trust Division of the Bank had approximately
$        billion under administration, of which it had investment
 -------
discretion over $       billion. The Bank has served as the adviser since
                 ------
May 5, 1992.


As part of its regular banking operations, the Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of the Bank. The lending relationships will not be a factor in the selection of securities.
DISTRIBUTION OF FUND SHARES
Federated Securities Corp. is the principal distributor for the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.
DISTRIBUTION PLAN.  Under a distribution plan adopted in accordance with
the Investment Company Act Rule   12b-1 (the "Plan"), the Fund will pay to
the distributor an amount computed at an annual rate of 0.25% of the average daily net asset value of the Fund to finance any activity which is principally intended to result in the sale of shares subject to the Plan. The Fund will not accrue or pay 12b-1 fees until a separate class of shares has been created for certain institutional investors.
The distributor may from time to time and for such periods as it deems appropriate, voluntarily reduce its compensation under the Plan to the extent the expenses attributable to the shares exceed such lower expense limitations as the distributor may, by notice to the Trust, voluntarily declare to be effective.


The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers ("brokers") to provide distribution and/or administrative services as agents for their clients or customers. Administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as may reasonably be requested.
The distributor will pay financial institutions a fee based upon shares subject to the Plan and owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the distributor.
The Fund's Plan is a compensation type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Plan.
SHAREHOLDER SERVICING ARRANGEMENTS. The distributor may pay financial institutions a fee with respect to the average net asset value of shares held by their customers for providing administrative services. This fee, if paid, will be reimbursed by the adviser and not the Fund.


ADMINISTRATION OF THE FUND
ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Such services include shareholder servicing and certain legal and accounting services. Federated Administrative Services provides these at an annual rate as specified below:
                MAXIMUM                      AVERAGE AGGREGATE
          ADMINISTRATIVE FEE        DAILY NET ASSETS OF THE TRUST
           .15%                  on the first $250 million
           .125%                 on the next $250 million
           .10%                  on the next $250 million
           .075%                 on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $100,000 per portfolio. Federated Administrative Services may choose voluntarily to waive a portion of its fee at any time.


EXPENSES OF THE FUND
The Fund pays all of its own expenses and its allocable share of Trust expenses.
These expenses include, but are not limited to the cost of: organizing the Trust and continuing its existence; registering the Fund and its shares; Trustees fees; meetings of Trustees and shareholders and proxy solicitations therefor; auditing, accounting, and legal services; investment advisory and administrative services; custodians, transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars; issuing, purchasing, repurchasing, and redeeming shares; reports to government agencies; preparing, printing and mailing documents to shareholders such as financial statements, prospectuses and proxies; taxes and commissions; insurance premiums; association membership dues; and such non-recurring and extraordinary items as may arise.
NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.
The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
INVESTING IN THE FUND

SHARE PURCHASES
Fund shares are sold on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. Fund shares may be ordered by telephone through procedures established with Commercial National Bank, a subsidiary of Deposit Guaranty Corp., and Deposit Guaranty National Bank (collectively, the "Banks") in connection with qualified account relationships. Such procedures may include arrangements under which certain accounts are swept periodically and amounts exceeding an agreed upon minimum are invested automatically in Fund shares. Texas residents must purchase shares of the Fund through Federated Securities Corp. at 1-800-356-2805. The Fund reserves the right to reject any purchase request.


THROUGH THE BANKS. To place an order to purchase shares of the Fund, open an account by calling Deposit Guaranty National Bank at (800) 748-8500 or Commercial National Bank at (800) 274-1907. Information needed to establish the account will be taken over the telephone.
Payment may be made by either check, federal funds or by debiting a customer's account at the Banks.
Purchase orders must be received by 11:00 a.m. (Eastern time). Payment is required before 3:00 p.m. (Eastern time) on the same business day in order to earn dividends for that day.


CASH SWEEP PROGRAM You can have cash accumulations in demand deposit accounts with subsidiaries or affiliates of the Banks automatically invested in the Fund on a day selected by the institution and its customer or when the demand deposit account reaches a predetermined dollar amount. Participating financial institutions are responsible for prompt transmission of orders relating to the program, and they may charge for their services. Investors should read this prospectus along with the financial institution's agreement or literature describing these services and fees.
MINIMUM INVESTMENT REQUIRED
The minimum initial investment in the Fund is $1,000. Subsequent investments may be in amounts of $50 or more. The Fund may waive the initial minimum investment for employees of Deposit Guaranty Corp. and its affiliates from time to time.


SYSTEMATIC INVESTMENT PROGRAM
Once an account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $50. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares. A shareholder may apply for participation in this program through the Banks.
EXCHANGE PRIVILEGE

All shareholders of the Fund are shareholders of DG Investor Series, which, in addition to the Fund, is composed of the following six portfolios: DG Equity Fund, DG Opportunity Fund, DG Limited Term Government Income Fund, DG Government Income Fund, DG Municipal Income Fund, and DG U.S. Government Money Market Fund.
Shareholders in any of the Funds have easy access to all of the other
Funds.
EXCHANGING SHARES
Shareholders of any Fund in DG Investor Series may exchange shares for the shares of any other Fund in DG Investor Series. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the fund into which an exchange is to be effected. Shares may be exchanged at net asset value, plus the difference between the sales charge (if any) already paid and any sales charge of the Fund into which shares are to be exchanged, if higher.
When an exchange is made from a Fund with a sales charge to a Fund with no sales charge, the shares exchanged and additional shares which have been purchased by reinvesting dividends on such shares retain the character of the exchanged shares for purposes of exercising further exchange privileges; thus, an exchange of such shares for shares of a Fund with a sales charge would be at net asset value.


Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value. Written exchange instructions may require a signature guarantee. Exercise of this privilege is treated as a sale for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The exchange privilege may be terminated at any time. Shareholders will be notified of the termination of the exchange privilege. A shareholder may obtain further information on the exchange privilege by calling the Banks. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


REDEEMING SHARES

Shares are redeemed at their net asset value next determined after the Banks receive the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on Federal holidays when wire transfers are restricted. Requests for redemption can be made by telephone or by mail.
THROUGH THE BANKS
BY TELEPHONE. A shareholder who is a customer of one of the Banks may redeem shares of the Fund by calling Deposit Guaranty National Bank at
(800) 748-8500 or Commercial National Bank at (800) 274-1907.


For orders received before 11:00 a.m. (Eastern time), proceeds will normally be wired the same day to the shareholder's account at the Banks or a check will be sent to the address of record. Those shares will not be entitled to the dividend declared on the day the redemption request was received.
Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. In no event will proceeds be sent more than seven days after a proper request for redemption has been received. An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from the Banks. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be utilized, such as a written request to Federated Services Company or the Banks.
If at any time the Fund determines it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.
BY MAIL. Any shareholder may redeem Fund shares by sending a written request to the Banks. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested, and should be signed exactly as the shares are registered. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail. Shareholders should call the Banks for assistance in redeeming by mail.


SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than on record with the Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:
     oa trust company or commercial bank whose deposits are insured by the
      Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");
     oa member of the New York, American, Boston, Midwest, or Pacific
      Stock Exchange;
     oa savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or
     oany other "eligible guarantor institution," as defined in the
      Securities Exchange Act of 1934.
The Fund does not accept signatures guaranteed by a notary public.
The Fund and Federated Services Company have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and Federated Services Company reserve the right to amend these standards at any time without notice.
Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.


SYSTEMATIC WITHDRAWAL PROGRAM
Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments and the amount of dividends paid with respect to Fund shares, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholders' investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through the Banks.
ACCOUNT AND SHARE INFORMATION

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund or the Banks as appropriate. Purchase orders must be received by the Banks before 11:00 a.m. (Eastern time). Payment is required before 3:00 p.m. (Eastern time) on the same business day in order to earn dividends for that day.
CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.


CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month. ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.
VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio, only shareholders of that portfolio are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote.


EFFECT OF BANKING LAWS

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or bank or non-bank affiliate from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customer.
Some entities providing services to the Fund are subject to such banking laws and regulations. They believe, based on the advice of counsel, that they may perform those services for the Fund contemplated by any agreement entered into with the Trust without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Trustees would consider alternative means of continuing available investment services. It is not expected that Fund shareholders would suffer any adverse financial consequences as a result of any of these occurrences.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.
The Fund will be treated as single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.
Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares. The Fund will provide detailed tax information for reporting purposes. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.
PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield and total return.
Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.


Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.
From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


 ADDRESSES

DG Investor Series
          DG Prime Money Market Fund    Federated Investors Tower
                                        Pittsburgh, PA 15222-3779


Distributor
          Federated Securities Corp.    Federated Investors Tower
                                        Pittsburgh, PA 15222-3779


Investment Adviser
          Deposit Guaranty National Bank     P.O. Box 1200
                                        Jackson, Mississippi  39215-1200


Custodian
          State Street Bank and         P.O. Box 1713
          Trust Company                 Boston, Massachusetts 02266-8600


Transfer Agent and Dividend Disbursing Agent
          Federated Shareholder Services Company  P.O. Box 8600
                                        Boston, MA 02266-8600


Independent Public Accountants
          KPMG Peat Marwick LLP         One Mellon Bank Center
                                        Pittsburgh, PA 15219




fjDG Prime Money Market Fund
(A Portfolio of DG Investor Series)
Prospectus
A Portfolio of
DG Investor Series
Investment Company
Prospectus dated January     , 1997
                         ----
Cusip

G00499-06 (1/97)


                          DG PRIME MONEY MARKET FUND
                     (A PORTFOLIO OF DG INVESTOR SERIES)
                     STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus of DG Prime Money Market Fund (the ``Fund'), a portfolio of
   DG Investor Series (the ``Trust'), dated January     , 1997. This
                                                    ----
   Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-530-7377.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779
                     Statement dated January      , 1997
                                             -----


FEDERATED INVESTORS
Federated Investors Tower
Pittsburgh, PA 15222-3779


Federated Securities Corp. is the distributor of the Funds
and is a subsidiary of Federated Investors.
Cusip
      --------------
G00499-07 (1/97)



Table of Contents
INVESTMENT POLICIES                                 1

 Acceptable Investments                             1
 U.S. government Securities                         1
 Bank Instruments                                   1
 Ratings                                            1
 When-Issued and Delayed Delivery Transactions      1
 Repurchase Agreements                              1
 Reverse Repurchase Agreements                      2
 Credit Enhancement                                 2
 Lending of Portfolio Securities                    2
INVESTMENT LIMITATIONS                              2

 Regulatory Compliance                              3
DG INVESTOR SERIES MANAGEMENT                       4

 Share Ownership                                    7
 Trustees Compensation                              8
 Trustee Liability                                  8
INVESTMENT ADVISORY SERVICES                        9

 Investment Adviser                                 9
 Advisory Fees                                      9
BROKERAGE TRANSACTIONS                              9

OTHER SERVICES                                     10

 Fund Administration                               10
 Custodian and Portfolio Accountant                10
 Transfer Agent                                    10


 Independent Public Accountants                    10
PURCHASING SHARES                                  10

 Distribution Plan                                 10
 Conversion to Federal Funds                       10
DETERMINING NET ASSET VALUE                        11

EXCHANGE PRIVILEGE                                 11

 Requirements for Exchange                         11
 Making an Exchange                                11
REDEEMING SHARES                                   11

 Redemption in Kind                                11
MASSACHUSETTS PARTNERSHIP LAW                      12

TAX STATUS                                         12

 The Fund's Tax Status                             12
 Shareholders' Tax Status                          12
PERFORMANCE INFORMATION                            12

 Yield                                             12
 Effective Yield                                   12
 Total Return                                      12
 Performance Comparisons                           13
 Economic and Market Information                   13


INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective. ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security or any demand feature.
U.S. GOVERNMENT SECURITIES
The types of U.S. government securities in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:
     othe full faith and credit of the U.S. Treasury;
     othe issuer's right to borrow from the U.S. Treasury;
     othe discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or
     othe credit of the agency or instrumentality issuing the obligations.


BANK INSTRUMENTS
The instruments of banks and savings associations whose deposits are insured by the Bank Insurance Fund (`BIF'') or the Savings Association Insurance Fund (`SAIF''), such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, are not necessarily guaranteed by those organizations. In addition to domestic bank instruments, the Fund may invest in: Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks; Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; Canadian Time Deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the United States; and Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.
RATINGS
An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's Ratings Group (`S&P''), Prime-1 by Moody's Investors Service, Inc. (`Moody's''), or F-1 (+ or -) by Fitch Investors Service, Inc. (`Fitch'') are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See `Regulatory Compliance.''


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Fund`s records at the trade date; marked to market daily; and maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REPURCHASE AGREEMENTS
The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.




REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.
CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the `credit enhancer''), rather than the issuer. Generally, the Fund will not treat credit-enhanced securities as being issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require the Fund to treat securities as having been issued by both the issuer and the credit enhancer.


LENDING OF PORTFOLIO SECURITIES
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.
INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.
ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.


The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.
PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings.
LENDING CASH OR SECURITIES
The Fund will not lend any assets, except portfolio securities. This shall not prevent the Fund from engaging in transactions permitted by its investment objective, policies, and limitations or the Trust's Declaration of Trust.
INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.


CONCENTRATION OF INVESTMENTS
The Fund will not invest 25% or more of the value of its total assets in any one industry except that the Fund will invest 25% or more of the value of its total assets in commercial paper issued by finance companies. The Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities and repurchase agreements collateralized by such U.S. government securities.
DIVERSIFICATION OF INVESTMENTS
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.
The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its net assets in illiquid securities, including securities not determined by the Trustee to be liquid, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice..
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.


INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.
INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be `cash items.'' Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Fund has no present intent to borrow money or pledge securities in excess of 5% of the value of its net assets during the coming fiscal year. REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will also determine the effective maturity of its investments , as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.




DG INVESTOR SERIES MANAGEMENT

Officers and Directors are listed with their addresses, birthdates, present positions with DG Investor Series, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee


Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director of the
Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942
Trustee
Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.


Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.





Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President , Secretary and Treasurer
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.




Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


Charles L. Davis, Jr.
Federated Investors Tower
Pittsburgh, PA
Birthdate:  March 23, 1960
Vice President and Assistant Treasurer
Vice President and Assistant Treasurer of some of the Funds.


     *This Director is deemed to be an ``interested person'' as defined in the Investment Company Act of 1940.
     @Member of the Executive Committee. The Executive Committee of the
      Board of Directors handles the responsibilities of the Board between meetings of the Board.
As referred to in the list of Trustees and Officers, `Funds'' includes the following investment companies:
111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series;


Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities
Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.


SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund`s outstanding shares.


    TRUSTEES COMPENSATION

Name ,                   Aggregate
Position With            Compensation From
Trust                    Trust+

John F. Donahue,         $0
Chairman and Trustee
Thomas G. Bigley,        $1,781
Trustee
John T. Conroy, Jr.,     $1,914
Trustee
William J. Copeland,     $1,914
Trustee
James E. Dowd,           $1,914
Trustee
Lawrence D. Ellis, M.D., $1,781
Trustee
Edward L. Flaherty, Jr., $1,781
Trustee
Edward C. Gonzales,      $0
President, Treasurer and Trustee
Peter E. Madden,         $1,781
Trustee
Gregor F. Meyer,         $1,781


Trustee
John E. Murray, Jr.,     $ 1,781
Trustee
Wesley W. Posvar,        $1,781
Trustee
Marjorie P. Smuts,       $1,781
Trustee
  +The aggregate compensation is provided for the Trust which is comprised of six portfolios. Information is furnished for the fiscal year ended February 29, 1996.
TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Deposit Guaranty National Bank (the "Adviser"), a subsidiary of Deposit Guaranty Corp. The Adviser shall not be liable to the Trust, the Fund or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


Because of the internal controls maintained by Deposit Guaranty National Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Deposit Guaranty National Bank's or its affiliates' lending relationships with an issuer.
ADVISORY FEES
For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus.


BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.


Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.


OTHER SERVICES

FUND ADMINISTRATION
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus.
CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.


TRANSFER AGENT
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders. INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accountants for the Fund are KPMG Peat Marwick LLP, Pittsburgh, PA.
PURCHASING SHARES

Shares of the Fund are sold at their net asset value next determined after an order is received on days the New York Stock Exchange and Federal Reserve Wire System are open for business. The procedure for purchasing shares is explained in the prospectus under "Investing in the Fund."
    DISTRIBUTION PLAN
The Trust has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940. The Plan provides for payment of fees to Federated Securities Corp. to finance any activity which is principally intended to result in the sale of the Fund's shares subject to the Plan. Such activities may include the advertising and marketing of shares of the Fund; preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, Federated Securities Corp. may pay fees to brokers for distribution and administrative services and to administrators for administrative services provided to the Fund. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions, wiring funds and receiving funds for purchases and redemptions of Fund shares, confirming and reconciling all transactions, reviewing the activity in Fund accounts and providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Fund's transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of Fund shares and prospective shareholders.
The Trustees expect that the adoption of the Plan will result in the sale of a sufficient number of shares so as to allow the Fund to achieve economic viability. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.
    CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Deposit Guaranty National Bank and Commercial National Bank (the `Banks''), as well as Federated Services Company, act as the shareholder's agent in depositing checks and converting them to federal funds.




DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.


The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the `Rule'') promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5% of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
EXCHANGE PRIVILEGE

    REQUIREMENTS FOR EXCHANGE
Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made. Upon receipt of proper instructions and required supporting documents, shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund.
Further information on the exchange privilege may be obtained by calling the Fund.
    MAKING AN EXCHANGE
Instructions for exchanges may be given in writing. Written instructions may require a signature guarantee.


REDEEMING SHARES

Shares of the Fund are redeemed at the next computed net asset value after the Banks receive the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares." Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays when wire transfers are restricted.
Although State Street Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.
    REDEMPTION IN KIND
Although the Fund intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio.
Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.
The Fund has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.




MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
TAX STATUS

    THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;


   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
    SHAREHOLDERS' TAX STATUS
Shareholders of the Fund are subject to federal income tax on dividends received as cash or additional shares. These dividends, and any short-term capital gains, are taxable as ordinary income. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations.
PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.


YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the `base period.'' This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.
EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.
TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.


PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
     OLIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
     oDONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.
     oMONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
     O    BANK RATE MONITOR(C) NATIONAL INDEX, Miami Beach, Florida,
      published weekly, is an average of the interest rates of personal money market deposit accounts at ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. If more than one rate is offered, the lowest rate is used. Account minimums and compounding methods may vary.
Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.


Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
    ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute (`ICI''). For example, according to the ICI, twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.


PART C. OTHER INFORMATION.
Item 24.  Financial Statements and Exhibits:
          (a)  Financial Statements: (7) To be filed by amendment.
          (b)  Exhibits:
                (1) Conformed copy of Declaration of Trust of the
                    Registrant (1.);


                      (i)Conformed copy of Amendment No. 1 of Declaration
                         of Trust of the Registrant (2.);
                     (ii)Conformed copy of Amendment No. 3 of Declaration
                         of Trust of the Registrant (4.);
                    (iii)Conformed copy of Amendment to the Declaration of
                         Trust of the Registrant dated May 17, 1994 (8.);
                (2) Copy of By-Laws of the Registrant (1.);
                (3) Not applicable;
                (4)   (i)Copy of Specimen Certificate for Shares of
                         Beneficial Interest of DG U.S. Government Money Market Fund (3.);
                     (ii)Copy of Specimen Certificate for Shares of
                         Beneficial Interest of DG Limited Term Government Income Fund (3.);
                    (iii)Copy of Specimen Certificate for Shares of
                         Beneficial Interest of DG Government Income Fund
                         (3.);
                     (iv)Copy of Specimen Certificate for Shares of
                         Beneficial Interest of DG Equity Fund (3.);
                      (v)Copy of Specimen Certificate for Shares of
                         Beneficial Interest of DG Municipal Income (6.);
                     (vi)Copy of Specimen Certificate for Shares of
                         Beneficial Interest of DG Opportunity Fund (8.);
                    (vii)Copy of Specimen Certificate for Shares of
                         Beneficial Interest of DG Prime Money Market
                         Fund; +
                (5)   (i)Conformed copy of Investment Advisory Contract of
                         Registrant (7.);


                         (a) Conformed copy of Exhibit A for DG U.S.
                             Government Money Market Fund (8.);
                         (b)  Conformed copy of Exhibit B for DG
                         Limited Term Government Income Fund
               (8.);

+    All exhibits have been filed electronically.
1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed March 18, 1992. (File Nos. 33-46431 and 811-6607)
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed April 29, 1992. (File Nos. 33-46431 and 811-6607)
3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed May 22, 1992. (File Nos. 33-46431 and 811-6607)
4. Response is incorporated by reference to Registrant's Post-Effective Amendment No.2 on Form N-1A filed October 14, 1992. (File Nos. 33-46431 and 811-6607)
6. Response is incorporated by Reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed April 23, 1993. (File Nos. 33-46431 and 811-6607)
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed April 27, 1994. (File Nos. 33-46431 and 811-6607)
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed May 26, 1994. (File Nos. 33-46431 and 811-6607)



                         (c) Conformed copy of Exhibit C for DG Government
                             Income Fund (8.);
                         (d) Conformed copy of Exhibit D for DG Equity
                             Fund (8.);
                         (e) Conformed copy of Exhibit E for DG Municipal
                             Income Fund (8.);
                         (f) Conformed copy of Exhibit F for DG
                             Opportunity Funds; (9.)
                         (g) Form of Exhibit G for DG Prime Money Market
                             Fund; +
                     (ii)Conformed copy of Sub-Advisory Agreement between
                         Deposit Guaranty National Bank and Commercial National Bank (6.);
                         (a) Conformed copy of Exhibit A for DG Equity
                             Fund (8.);
                         (b) Conformed copy of Exhibit B for DG Government
                             Income Fund (8.);
                         (c) Conformed copy of Exhibit C for DG Limited
                             Term Government Income Fund (8.);
                         (d) Conformed copy of Exhibit D for DG Municipal
                             Income Fund (8.);
                         (e) Conformed copy of Exhibit E for DG
                             Opportunity Fund; (9.)
                (6) Conformed copy of Distributor's Contract of the
                    Registrant (3.);
                      (i)Conformed copy of Exhibit A for DG vs   Government
                    Money Market Fund (8.);


                     (ii)  Copy of Exhibit B for DG Limited Term Government
                         Income Fund (8.);
                    (iii)  Conformed copy of Exhibit C for DG Government
                         Income Fund (8.);
                     (iv)Conformed copy of Exhibit D for DG Equity Income
                         Fund (8.);
                      (v)Conformed copy of Exhibit E for DG Municipal
                         Income Fund (8.);
                     (vi)Conformed copy of Exhibit F for DG Opportunity
                         Fund;(9.)
                    (vii)Form of Exhibit G for DG Prime Money Market Fund;
                         +
                (7) Not applicable
                (8) Conformed copy of Custodian Agreement of the Registrant
                    (6.);
                (9)   (i)Conformed copy of Transfer Agency and Service
                         Agreement of Registrant (6.);
                     (ii) Conformed copy of Administrative Services Agreement (7.);

+    All exhibits have been filed electronically.
3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed May 22, 1992. (File Nos. 33-46431 and 811-6607)
6. Response is incorporated by Reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed April 23, 1993. (File Nos. 33-46431 and 811-6607)


7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed April 27, 1994. (File Nos. 33-46431 and 811-6607)
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed May 26, 1994. (File Nos. 33-46431 and 811-6607)
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed February 10, 1995. (File Nos. 33-46431 and 811-6607);



                    (iii)Conformed copy of Shareholder Services Agreement
                         (8.);
                     (iv)Conformed copy of Shareholder Services Plan; (9.)
                      (v)Conformed copy of Exhibit A to Shareholder
                         Services Plan; (9.)
               (10) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered;(11)
               (11) Not applicable;
               (12) Not applicable;
               (13) Conformed copy of Initial Capital Understanding (2.);.
               (14) Not applicable;
               (15)   (i)Copy of Distribution Plan of the Registrant (2.);
                         (a) Conformed copy of Exhibit A for D.G. U.S.
                             Government Money Market Fund (8.);
                         (b) Conformed copy of Exhibit B for DG Limited
                             Term Government Income Fund (8.);


                         (c) Conformed copy of Exhibit C for DG Government
                             Income Fund (8.);
                         (d) Conformed copy of Exhibit D for DG Equity
                             Fund (8.);
                         (e) Conformed copy of Exhibit E for DG Municipal
                             Income Fund (8.);
                         (f) Conformed copy of Exhibit F for DG
                             Opportunity Fund; (9.)
                         (g) Form of Exhibit G for DG Prime Money Market
                             Fund; +
                     (ii)Copy of Rule 12b-1 Agreement of the Registrant
                         (8.);
               (16) Schedule for Computation of Fund Performance Data;
                      (i)DG Equity Fund(5.);
                     (ii)DG Government Income Fund(5.);
                    (iii)DG Limited Term Government Income Fund(5.);
                     (iv)DG U.S. Government Money Market Fund(5.);
                      (v)DG Municipal Income Fund (6.);
                     (vi)DG Opportunity Fund; (9.)


+    All exhibits have been filed electronically.
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed April 29, 1992. (File Nos. 33-46431 and 811-6607)
5. Response is incorporated by reference to Registrant's Post-Effective Amendment No.3 on Form N-1A filed October 28, 1992. (File Nos. 33-46431 and 811-6607)


6. Response is incorporated by Reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed April 23, 1993. (File Nos. 33-46431 and 811-6607)
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed May 26, 1994. (File Nos. 33-46431 and 811-6607)
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed February 10, 1995. (File Nos. 33-46431 and 811-6607);
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed June 24, 1996. (File Nos. 33-46431 and 811-6607)


               (17) Not applicable;
               (18) Conformed copy of Power of Attorney; (10.)

Item 25.  Persons Controlled by or Under Common Control with Registrant:

          None

Item 26.  Number of Holders of Securities:

                                        Number of Record Holders
          Title of Class                 as of November 1, 1996

          Shares of beneficial interest
           (no par value)


          DG U.S. Government Money
           Market Fund                            72

          DG Limited Term Government
           Income Fund                            150

          DG Government Income Fund               144

          DG Equity Fund                          813

          DG Municipal Income Fund                76

          DG Opportunity Fund                     607

          DG Prime Money Market Fund    Not currently effective

Item 27.  Indemnification:  (4)

Item 28.Business and Other Connections of Investment Adviser:

          (a)Deposit Guaranty National Bank, a national banking association formed in 1925, is a subsidiary of Deposit Guaranty Corp ("DGC"). Through its subsidiaries and affiliates, DGC offers a full range of financial services to the public, including commercial lending, depository services, cash management, brokerage services, retail banking, mortgage banking, investment advisory services and trust services.


             As of December 31, 1995, the Trust Division of Deposit Guaranty National Bank had approximately $2.2 billion under administration, of which it had investment discretion over $1.7 billion. Deposit Guaranty National Bank has served as the Trust's investment adviser since May 5, 1992.

             The principal executive officers of the Fund's Investment Adviser, and the Directors of the Fund's Adviser, are set forth in the following tables. Unless otherwise noted, the position listed under Other Substantial Business, Profession, Vocation or Employment is with Deposit Guaranty National Bank.


+    All exhibits have been filed electronically.
4. Response is incorporated by reference to Registrant's Post-Effective Amendment No.2 on Form N-1A filed October 14, 1992. (File Nos. 33-46431 and 811-6607)
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed April 25, 1995. (File Nos. 33-46431 and 811-6607)
                                                Other Substantial
                          Position With         Business,Profession,
   Name                   the Adviser           Vocation or Employment

E.B. Robinson, Jr.        Chairman of the Board
                          and Chief Executive

Howard L. McMillan, Jr.   President and Chief


                          Operating Officer

William R. Boone          Executive Vice President

Thomas M. Hontzas         Executive Vice President

W. Parks Johnson          Executive Vice President

James S. Lenoir           Executive Vice President

W. Stanley Pratt          Executive Vice President

Arlen L. McDonald         Executive Vice President
                          and Chief Financial Officer


                                 DIRECTORS

Haley R. Barbour      Warren A. Hood, Jr.    W.R. Newman, III

Michael B. Bemis      Charles L. Irby        John N. Palmer

W. Randolph James     E.B. Robinson, Jr.     Sharon S. Greener

Booker T. Jones       Robert D. Robinson     Robert L.T. Smith, Jr.

Howard L. McMillan, Jr.                      Douglas A. Herring  Richard
McRae,Jr.


J. Kelley Williams



          (b) Commercial National Bank, a national banking association which received its charter in 1886, is a subsidiary of DGC and serves as Investment Sub-Adviser to DG Limited Term Government Income Fund, DG Government Income Fund, DG Equity Fund, DG Municipal Income Fund and DG Opportunity Fund. As of December 31, 1995, the Trust Division at Commercial National Bank had approximately $1.5 billion in trust assets under administration, of which it had investment discretion over $1.1 billion. Commercial National Bank has served as sub-adviser to DG Limited Term Government Income Fund, DG Government Income Fund, DG Equity Fund and DG Municipal Income Fund since July 20, 1992 and for DG Opportunity Fund since May 25, 1994.

             The principal executive officers of the Investment Sub-Adviser, and the Directors of the Investment Sub-Adviser, are set forth in the following tables. Unless otherwise noted, the position listed under Other Substantial Business, Profession, Vocation or Employment is with Commercial National Bank.




                                                Other Substantial


                          Position With         Business, Profession,
  Name                    the Sub-Adviser       Vocation or Employment

Steven C. Walker          President and Chief
                          Executive Officer

P. Michael Adkins         Executive Vice President

C. David Barrentine, Jr.  Executive Vice President

David H. Nordyke          Executive Vice President

Robert H. Boehmler, Jr.   Executive Vice President

Richard H. Sale           Senior Vice President

Ronald E. Yrjanson        Vice President


                                 DIRECTORS

Willis L. Meadows     Dewey W. Corley        C. W. Holtsclaw, Jr.

William C. Peatross   E. B. Robinson, Jr.    Steven C. Walker

N. H. Wheless, Jr.    Richard H. Bremer      L. Michael Ashbrook

Darrell Finney        Peggy R. Newell        Chris Gabriel


Dr. Kenneth L. Schwab Robert B. Hamm         Ivan I. Smith, Jr.

Item 29.  Principal Underwriters:

(a) 111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate


          Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

          Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.




          (b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Richard B. Fisher         Director, Chairman, Chief    Vice President
Federated Investors Tower Executive Officer, Chief
Pittsburgh, PA 15222-3779 Operating Officer, Asst.
                          Secretary, and Asst.
                          Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive Vice   President, Treasurer
Federated Investors Tower President, Federated,   and Trustee
Pittsburgh, PA 15222-3779 Securities Corp.

Thomas R. Donahue         Director, Assistant Secretary,
Federated Investors Tower Assistant Treasurer
Pittsburgh, PA 15222-3779 Federated Securities Corp

John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.

Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman           Vice President, Secretary,        --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Dale R. Browne            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated Securites Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger            Vice President,              --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales       Vice President,              --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Steven A. La Versa        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Thomas A. Peters III      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith           Vice President,              --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace          Vice President,              --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek           Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings      Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


J. Timothy Radcliff       Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779

Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


          (c)  Not applicable.

Item 30.  Location of Accounts and Records:

          All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

DG Investor Series                      Federated Investors Tower
                                        Pittsburgh, PA  15222-3779

Federated Services Company              P.O. Box 8600
   Transfer Agent, Dividend             Boston, MA 02266-8600
   Disbursing Agent and
   Shareholder Servicing Agent

Federated Administrative Services       Federated Investors Tower


   Administrator                        Pittsburgh, PA  15222-3779

Deposit Guaranty National Bank          P.O. Box 1200
   Adviser                              Jackson,MS 39215-1200

Commercial National Bank                P.O. Box 21119
   Sub-Adviser                          Shreveport, LA  71152
   (except DG U.S. Government Money
   Market Fund and DG Prime Money
   Market Fund)

State Street Bank and Trust Company     P.O. Box 8600
   Custodian                            Boston, MA 02266-8600

Item 31.  Management Services:  Not applicable.

Item 32.  Undertakings:

          Registrant hereby undertakes to comply with the provisions of
          Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

          Registrant hereby undertakes to file a post-effective amendment on behalf of DG Prime Money Market Fund, using financial statments for DG Prime Money Market Fund, which need not be certified, within four to six months from the effective date of this Post-Effective Amendment No. 11.



                                SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, DG Investor Series, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 15th day of November, 1996.

                            DG INVESTOR SERIES

               BY: /s/C. Grant Anderson
               C. Grant Anderson, Assistant Secretary
               Attorney in Fact for John F. Donahue
               November 15, 1996

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                       TITLE                         DATE

By:/s/C. Grant Anderson
   C. Grant Anderson        Attorney In Fact      November 15, 1996
   ASSISTANT SECRETARY      For the Persons
                            Listed Below

   NAME                       TITLE



John F. Donahue*            Chairman and Trustee
                            (Chief Executive Officer)

Edward C. Gonzales*         President, Treasurer and Trustee
                            (Principal Financial and
                            Accounting Officer)

Thomas G. Bigley*           Trustee

John T. Conroy, Jr.*        Trustee

William J. Copeland*        Trustee

James E. Dowd*              Trustee

Lawrence D. Ellis, M.D.*    Trustee

Edward L. Flaherty, Jr.*    Trustee

Peter E. Madden*            Trustee

Gregor F. Meyer*            Trustee

John E. Murray, Jr.*        Trustee

Wesley W. Posvar*           Trustee

Marjorie P. Smuts*          Trustee

*By Power of Attorney